Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets.
Schedule of Other non-current assets

	2023	2022
	$	$
Sales tax recoverable(i)	20,709	17,467
Reclamation deposits	12,684	16,761
Advances for mining equipment	6,078	2,766
Non-current inventory	4,686	—
Deferred financing fees	471	—
	44,628	36,994
(i)

Relates to value-added tax recoverable generated from the Company’s operations in Mexico. These amounts are non-interest bearing and are generally settled within 36 months from the date the refunds are submitted to the authorities. For the years ended December 31, 2023 and 2022, no provision expense was recorded on VAT receivables.